Leases - Schedule of other information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Information [Abstract]
Operating leases net operating cash outflows	$ 3,522	$ 2,789	$ 435
Right of use assets exchanged for new operating lease liabilities	$ 1,249	$ 10,333	$ 13,622
Weighted-average remaining lease term - operating leases	7 years 6 months	8 years 6 months	8 years 7 months 6 days
Weighted-average discount rate - operating leases	6.70%	6.60%	5.80%